INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Revenue
Rental	$ 6,899,588		$ 10,991,466
Interest and other	94,458		192,277
Operating Partnerships Revenues	6,994,046		11,183,743
Expenses
Interest	586,582		1,261,533
Depreciation and amortization	1,653,769		2,570,330
Taxes and insurance	831,714		1,473,141
Repairs and maintenance	2,033,582		2,715,059
Operating expenses	2,725,903		3,964,853
Other expenses	119,208		266,580
Operating Partnerships Total Expenses	7,950,758		12,251,496
NET INCOME (LOSS)	(956,712)		(1,067,753)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(955,583)	[1]	(1,061,168)	[2]
Net income (loss) allocated to other partners	(1,129)		(6,585)
Series Seven [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	0	[1]	0	[2]
Net income (loss) allocated to other partners	0		0
Series Nine [Member]
Revenue
Rental	1,598,055		1,785,676
Interest and other	35,331		34,716
Operating Partnerships Revenues	1,633,386		1,820,392
Expenses
Interest	150,150		183,715
Depreciation and amortization	394,963		451,567
Taxes and insurance	210,120		243,136
Repairs and maintenance	478,409		439,257
Operating expenses	548,689		599,676
Other expenses	36,993		44,394
Operating Partnerships Total Expenses	1,819,324		1,961,745
NET INCOME (LOSS)	(185,938)		(141,353)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(176,998)	[1]	(121,230)	[2]
Net income (loss) allocated to other partners	(8,940)		(20,123)
Series Ten [Member]
Revenue
Rental	0		1,247,397
Interest and other	0		58,946
Operating Partnerships Revenues	0		1,306,343
Expenses
Interest	0		135,754
Depreciation and amortization	0		299,409
Taxes and insurance	0		213,138
Repairs and maintenance	0		288,903
Operating expenses	0		446,909
Other expenses	0		31,039
Operating Partnerships Total Expenses	0		1,415,152
NET INCOME (LOSS)	0		(108,809)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	0	[1]	(112,480)	[2]
Net income (loss) allocated to other partners	0		3,671
Series Eleven [Member]
Revenue
Rental	1,934,014		2,568,615
Interest and other	21,906		28,801
Operating Partnerships Revenues	1,955,920		2,597,416
Expenses
Interest	164,737		345,347
Depreciation and amortization	436,354		605,225
Taxes and insurance	251,966		367,627
Repairs and maintenance	470,632		616,388
Operating expenses	795,177		923,086
Other expenses	20,389		26,446
Operating Partnerships Total Expenses	2,139,255		2,884,119
NET INCOME (LOSS)	(183,335)		(286,703)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(218,800)	[1]	(243,525)	[2]
Net income (loss) allocated to other partners	35,465		(43,178)
Series Twelve [Member]
Revenue
Rental	1,143,534		1,821,202
Interest and other	10,940		19,558
Operating Partnerships Revenues	1,154,474		1,840,760
Expenses
Interest	87,659		267,908
Depreciation and amortization	262,514		427,501
Taxes and insurance	109,196		228,491
Repairs and maintenance	362,835		401,814
Operating expenses	499,439		620,764
Other expenses	33,754		37,782
Operating Partnerships Total Expenses	1,355,397		1,984,260
NET INCOME (LOSS)	(200,923)		(143,500)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(155,676)	[1]	(128,085)	[2]
Net income (loss) allocated to other partners	(45,247)		(15,415)
Series Fourteen [Member]
Revenue
Rental	2,223,985		3,568,576
Interest and other	26,281		50,256
Operating Partnerships Revenues	2,250,266		3,618,832
Expenses
Interest	184,036		328,809
Depreciation and amortization	559,938		786,628
Taxes and insurance	260,432		420,749
Repairs and maintenance	721,706		968,697
Operating expenses	882,598		1,374,418
Other expenses	28,072		126,919
Operating Partnerships Total Expenses	2,636,782		4,006,220
NET INCOME (LOSS)	(386,516)		(387,388)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(404,109)	[1]	(455,848)	[2]
Net income (loss) allocated to other partners	$ 17,593		$ 68,460

[1]	Amounts include $0, $176,998, $0, $218,800, $155,676 and $404,109 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $0, $121,230, $112,480, $243,525, $128,085 and $455,848 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.